Maturity analysis for non-derivative financial liabilities and off balance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	₩ 490,603,854	₩ 453,598,265
Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	329,350,009	299,576,316
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,439,099	1,637,983
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	41,922,410	34,887,838
Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	78,797,906	79,832,430
Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	8,455,724	9,409,456
Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	30,638,706	28,254,242
Off balance
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		192,037,822	183,214,605
Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		4,481,506	4,698,558
Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		187,556,316	178,516,047
Less than 1 month | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	238,977,763	196,005,922
Less than 1 month | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	187,299,944	149,773,324
Less than 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,409,608	1,558,186
Less than 1 month | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	14,670,192	15,314,322
Less than 1 month | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	5,872,508	5,367,601
Less than 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	596,675	487,743
Less than 1 month | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	29,128,836	23,504,746
Less than 1 month | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		192,017,922	183,214,605
Less than 1 month | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		4,481,506	4,698,558
Less than 1 month | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		187,536,416	178,516,047
1~3 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	38,722,706	39,707,074
1~3 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	28,357,521	31,415,213
1~3 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	794	1,096
1~3 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	3,783,621	3,690,803
1~3 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	6,261,775	4,370,308
1~3 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	221,857	110,965
1~3 months | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	97,138	118,689
1~3 months | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		0	0
1~3 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		0	0
1~3 months | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		0	0
3~6 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	45,034,147	47,506,216
3~6 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	36,578,825	38,077,790
3~6 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	7,042	12,095
3~6 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	2,920,338	3,608,178
3~6 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	5,039,503	4,876,333
3~6 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	336,784	678,041
3~6 months | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	151,655	253,779
3~6 months | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		0	0
3~6 months | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		0	0
3~6 months | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		0	0
6 months ~ 1 year | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	78,606,904	76,900,651
6 months ~ 1 year | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	59,863,780	61,746,589
6 months ~ 1 year | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	2,785	17,997
6 months ~ 1 year | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	5,463,070	4,028,183
6 months ~ 1 year | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	11,457,246	8,945,916
6 months ~ 1 year | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,277,802	1,651,198
6 months ~ 1 year | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	542,221	510,768
6 months ~ 1 year | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		19,900	0
6 months ~ 1 year | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows			0
6 months ~ 1 year | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows		19,900	0
1~5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	75,004,925	75,901,665
1~5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	14,894,480	14,972,484
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	18,870	48,609
1~5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	10,692,374	5,244,109
1~5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	43,712,609	49,804,651
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	5,043,549	5,414,944
1~5 years | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	643,043	416,868
1~5 years | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows			0
1~5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows			0
1~5 years | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows			0
More than 5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	14,257,409	17,576,737
More than 5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	2,355,459	3,590,916
More than 5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	0	0
More than 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	4,392,815	3,002,243
More than 5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	6,454,265	6,467,621
More than 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	979,057	1,066,565
More than 5 years | Others
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	₩ 75,813	3,449,392
More than 5 years | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows			0
More than 5 years | Financial guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows			0
More than 5 years | Loan commitments and other
Disclosure of maturity analysis for non-derivative financial liabilities and off balance [Line Items]
Off-balance, undiscounted cash flows			₩ 0

[1]	These amounts include cash flows of principal and interest on financial liabilities.